Provisions	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Provisions

Note 21 - Provisions

As of December 31, 2020 and 2019, the Bank has registered the following movements in its provisions:

a)    Other Provisions

Provisions disclosed in liabilities as of December 31, 2020 and 2019 present the following detail:

	As of December 31,
	2020	2019
	MCh$	MCh$
Provisions for personnel salaries and expenses	90,739	102,877
Provisions for mandatory dividends	—	38,120
Provisions for contingent loans risk	39,775	34,271
Provisions for contingencies	4,576	2,559
Totals	135,090	177,827

b)    Movements in provisions for contingent loans risk, for the year ended December 31, 2020 are as follows:

	Provisions for contingent loans risk
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2020	13,889	14,172	6,210	34,271
Changes in provisions
- Transfers to stage 1	574	(549)	(25)	—
- Transfers to stage 2	(1,991)	2,037	(45)	—
- Transfers to stage 3	(73)	(112)	185	—
- Increases due to change in credit risk	3,554	4,347	724	8,625
- Decreases due to change in credit risk	(3,475)	(6,466)	(205)	(10,146)
- Charge-offs	(14)	(28)	(6)	(48)
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	6,365	1,780	7,357	15,502
Financial assets that have been derecognized	(4,633)	(1,282)	(5,410)	(11,325)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	4,391	(1,720)	224	2,896
Ending balances as of December 31, 2020	18,587	12,179	9,009	39,775

Note 21 – Provisions, continued

Movements in provisions for contingent loans risk, for the year ended December 31, 2019 are as follows:

	Provisions for contingent loans risk
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2019	15,879	28,112	1,857	45,848
Changes in provisions
- Transfers to stage 1	1,123	(1,036)	(87)	—
- Transfers to stage 2	(521)	570	(49)	—
- Transfers to stage 3	(90)	(161)	251	—
- Increases due to change in credit risk	1,932	1,618	4,605	8,155
- Decreases due to change in credit risk	(5,695)	(802)	(157)	(6,654)
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	5,490	1,193	780	7,463
Financial assets that have been derecognized	(4,927)	(15,322)	(990)	(21,239)
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	698	—	—	698
Ending balances as of December 31, 2019	13,889	14,172	6,210	34,271

c)    The following table details the movements in provision during 2020 and 2019:

	Provisions for personnel	Provision for	Provisions for	Provisions for
	salaries and expenses	mandatory dividends	contingent loans risk	contingencies
	(i)	(ii)		(iii)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2020	102,877	38,120	34,271	2,559	177,827
Provisions applied	(55,487)	(38,120)	—	(85)	(93,692)
Provisions established	133,055	—	16,366	4,593	154,014
Provisions released	(85,078)	—	(10,861)	(2,016)	(97,955)
Other movements	(4,628)	—	(1)	(475)	(5,104)
Ending balances as of December 31, 2020	90,739	—	39,775	4,576	135,090

	Provisions for personnel	Provisions for	Provisions for	Provisions for
	salaries and expenses	mandatory dividends	contingent loans risk	contingencies
	(i)	(ii)		(iii)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1, 2019	99,945	51,614	45,848	17,496	214,903
Provisions applied	(71,020)	(51,614)	(23,804)	5,601	(140,837)
Provisions established	82,456	38,120	18,483	5,408	144,467
Provisions released	(17,514)	—	(6,954)	(26,367)	(50,835)
Other movements	9,010	—	698	421	10,129
Ending balances as of December 31, 2019	102,877	38,120	34,271	2,559	177,827

(i)	Employee benefits and staff salaries are recorded in “Personnel salaries and expenses.”
(ii)	Mandatory dividends is recorded in the Consolidated Statement of Financial Position in equity, against “Provision for mandatory dividends.”

Note 21 – Provisions, continued

(iii)	The provisions for contingencies (established) or released are included in Other operating (expenses)/income, depending on whether they are debit or a credit.

d)    Provisions for payroll and employee benefits

		As of December 31,
		2020	2019
		MCh$	MCh$
Provision for long-term termination benefits	(e.1)	9,300	9,814
Provision for pension plan	(e.2)	31,531	35,166
Provision for retroactive unemployment plan	(e.3)	296	334
Provision for retirements bonus plan	(e.4)	689	687
Provision for compensation due to years of service (short term)		716	—
Provision for other employee benefits	(*)	31,000	41,645
Vacation accrual	(**)	17,207	15,231
Totals		90,739	102,877

(*)    Short-term benefits

(**)  Includes provision for performance compensations, holiday benefits, year-end bonuses and other similar employee compensation.

e)The main aspects of the Bank’s long term employee benefits are detailed below:

e.1) Other long-term employee benefits

Description: Annual payment during the month in which the employee completes a given number of years of service (in five-year intervals from 5 to 50).

Financing: The projected unit credit method was used to determine the present value of the defined-benefit obligation and the corresponding service cost. For all active plan participants, the “projected accrued benefit” is based on the plan formula and years of service as of the date of calculation, but using an average salary and social security benefits, etc., projected to the age at which it is assumed that the employee will stop providing services. The total benefit is used for inactive members. The plan does not have any related policies (and therefore no reimbursements) or assets, but rather uses structured funding based on the entity's financial conditions

The economic assumptions are summarized as follows:

	As of December 31,
	2020	2019
	%	%
Summary of economic assumptions
Discount rate	5.00	6.25
Expected rate of salary increase	4.50	5.50

Note 21 – Provisions, continued

The movements of the present value of the obligation for this type of benefit and the amounts recognized in the Consolidated Statements of Income are determined using the projected credit unit method and it consist of the following:

	2020	2019
	MCh$	MCh$
Opening balances as of January 1,	9,814	8,298
Net cost of benefits (*)	1,191	1,490
Payments	(820)	(815)
Provisions recorded	—	278
Exchange differences	(885)	563
Ending balances as of December 31,	9,300	9,814

(*)    Detail of net cost of benefit is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Current services cost	681	962
Interest expense on obligation	510	528
Total	1,191	1,490

e.2) Pension plan

Description: Old-age pension or Survivors in accordance with the Social Security Law in Colombia and benefits acquired with the Entity.

Financing: The projected unit credit method is used to determine the present value of the benefit obligation and related service costs. Using this method the benefit obligation is determined as the present value of current benefits for past services, but calculating the plan benefit based on the salary projected to the date on which it is assumed that the participant receives the benefit. The plan has no policy (without refund) or associated assets, being a structured financing according to the financial conditions of the entity.

The summary of the economic assumptions is as follows:

	As of December 31,
	2020	2019
	%	%
Assumptions
Discount rate	4.25	6.50
Expected rate of salary increases	3.00	3.00
Inflation rate	3.00	3.00

Note 21 – Provisions, continued

The detail of Pension plan balances movements is as follows:

	2020	2019
	MCh$	MCh$
Opening balances as of January 1,	35,166	30,908
Interest expense on obligation	1,911	2,120
Payments	(3,260)	(3,768)
Actuarial losses (gains)	885	4,512
Exchange differences	(3,171)	1,394
Ending balances as of December 31,	31,531	35,166

e.3) Retroactive unemployment plan

Description: Retroactive unemployment plan prior to Law 50 from 1990 in Colombia.

Financing: The projected unit credit method is used to determine the present value of the benefit obligation and related service costs. For all active plan participants, the “projected accrued benefit” is based on the plan formula and years of service as of the date of calculation, but using an average salary and social security benefits, etc., projected to the age at which it is assumed that the employee will stop providing services. The total benefit is used for inactive members. The plan does not have any related policies (and therefore no reimbursements) or assets, but rather uses structured funding based on the entity's financial conditions.

The economic assumptions are summarized as follows:

	As of December 31,
	2020	2019
	%	%
Assumptions
Discount rate	4.25	5.50
Expected rate of salary increases	4.50	5.50
Inflation rate	3.00	3.00

The details of movements for this benefits during years ended December 31, 2020 and 2019 are as follows:

	2020	2019
	MCh$	MCh$
Opening balances as of January 1,	334	373
Current services costs	87	136
Interest expense on obligations	15	21
Actuarial gains	(29)	(113)
Payments of benefits	(80)	(108)
Exchange differences	(31)	25
Ending balances as of December 31,	296	334

Note 21 – Provisions, continued

e.4) Retirement Bonus Plan

Description: Fixed payment upon retirement

Financing: The projected unit credit method is used to determine the present value of the benefit obligation and related service costs. Under this method, the benefit obligation is determined by the present value of the current benefits for past service but calculating the plan benefit based on the projected salary as of the date in which it is assumed that the participant will receive the benefit.

The economic assumptions are summarized as follows:

	As of December 31,
	2020	2019
	%	%
Summary of economic hypothesis
Discount rate(s)	5.50	6.50
Expected rate(s) of salary increase	4.00	5.00
Inflation rate	3.00	3.00

The movements in amounts recognized for this benefit are as follows:

	2020	2019
	MCh$	MCh$
Opening balances as of January 1,	687	542
Current service costs	46	—
Interest expense on obligation	39	81
Actuarial (gains) losses	(13)	33
Payments of benefits	(7)	(6)
Exchange differences	(63)	37
Ending balances as of December 31,	689	687

The effect on Other Comprehensive Income is summarized as follows:

		For the years ended December 31,
		2020	2019	2018
		MCh$	MCh$	MCh$
Pension plan	(e.2)	885	(4,512)	(698)
Retroactive unemployment plan	(e.3)	(29)	113	(32)
Retirement bonus plan	(e.4)	33	(33)	(24)
Total recognition of obligations for defined benefits		889	(4,432)	(754)

Future payments

Future actuarial calculations may differ with respect to the calculations presented, due to the following factors:

•	The experience of the plans differs from those anticipated by the selected economic and demographic hypotheses.
•	Changes in economic and demographic assumptions.

Note 21 – Provisions, continued

•

Expected increases or decreases as a natural part of the functioning of the methodology for these calculations (for example, the end of the amortization period or additional costs based on the financing situation of the plan).

•	Changes in the characteristics of the applicable plan or law, and with respect thereto, there are no significant events affecting the results presented since the last assessment.

The following is a detail of future payments for the year 2020 and 2019:

	Long-term		Retroactive	Retirement
	termination		unemployment	benefit
2020	benefits	Pension plan	plan	plan
	MCh$	MCh$	MCh$	MCh$
Fiscal year 2021	953	2,614	65	72
Fiscal year 2022	1,105	2,471	56	42
Fiscal year 2023	1,105	2,410	66	48
Fiscal year 2024	877	2,388	29	38
Fiscal year 2025	786	2,360	15	40
Fiscal year 2026-2030 (combined)	4,612	11,161	43	197

	Long-term		Retroactive
	termination		unemployment	Retirement
2019	benefits	Pension plan	plan	benefit plan
	MCh$	MCh$	MCh$	MCh$
Fiscal year 2020	948	3,116	69	64
Fiscal year 2021	1,058	2,960	16	28
Fiscal year 2021	1,250	2,793	70	47
Fiscal year 2023	1,245	2,725	77	50
Fiscal year 2024-2031 (combined)	915	2,698	29	42
Fiscal year 2025-2031 (combined)	5,134	12,844	71	222